Investment and Commitments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Investment and Commitments

5.      INVESTMENTS AND COMMITMENTS

On November 30, 2006, the Company entered into a joint venture agreement with Ko Ho Management Ltd. (“Ko Ho”), a Hong Kong based company, with the goal of acquiring business operations in the People’s Republic of China.  Under the terms of this agreement, the Company acquired a 50% interest in Ko Ho via the issuance of 250,000 shares of common stock (valued at $50,000 based on the closing share price on the date of issuance) of the Company and the financing of certain working capital expenses of Ko Ho in the amount of $60,000 over the course of the following 10 months.  Under the terms of the joint venture agreement, the Company has agreed to issue up to an additional 1,000,000 shares of common stock and provide additional financing to a maximum of $250,000 for Ko Ho to acquire existing Chinese corporations.  In addition, the Company has agreed to issue a further 250,000 shares of common stock should certain specified performance goals of Ko Ho be met, and to pay certain professional fees and e-commerce service fees of Ko Ho.

To date, the Company has issued 500,000 shares to Ko Ho pursuant to the terms of the joint venture agreement.

Since the beginning of 2007, through the partnership with Ko Ho, the Company acquired interests in the following three Chinese companies:

In February 2007, the Company acquired a 25% interest in Arden Trading Company Ltd. (“Arden”) of China through its partnership with Ko Ho.  Arden specializes in the operation of customer loyalty redemption programs.  Arden’s services include processing bonus point redemptions, gift sourcing, catalogue productions, logistics, and call center customer support.  It provides long-term outsourcing services to businesses in its areas of expertise.  The Company issued 250,000 shares of common stock (valued at $150,000 based on the closing share price on the date of issuance) in connection with this investment.  The relationship between the Company and Arden was terminated in 2011 under a mutual agreement without any recovery.

In March 2007, the Company acquired a 25% interest in Hongxin Insurance Agency of China (“Hongxin”) through its partnership with Ko Ho.  Hongxin is an insurance agency selling insurance policies and financial instruments to major insurance companies in China since 2004.  It operates under a license issued by China Insurance Supervisory Committee to provide corporate and individual insurance products, risk management, and consultation services.  The Company issued 160,000 shares of common stock (valued at $102,000 based on the closing share price on the date of issuance) in connection with this investment.  The relationship between the Company and Hongxin was terminated in 2011 under a mutual agreement without any recovery.

In April 2007, the Company acquired a 17.5% equity interest in Foshan Foshantong Information Technology Co., Ltd. (“Foshantong”) through its partnership with Ko Ho.  Foshantong provides electronic payment smart card programs for public transportation and small payment transactions.  The Company issued 750,000 shares of common stock (valued at $457,000 based on the closing share price on the date of issuance) in connection with this investment.  In January 2010, the Company terminated its investment in Foshantong under a mutual agreement between both parties.  As a result of the termination, the Company received $200,000 as a recovery of the marketing expenses that the Company had spent in connection with this investment.

In July 2007, the Company entered into an investment agreement with Serenity Investments Holdings Corp. (“Serenity”), a British Virgin Islands corporation, to obtain a payment processing engine and an E-Wallet platform that will provide the technology for the backbone to the Company’s “FocusKard” suite of payment solutions.  The Company issued 1,500,000 shares of common stock (valued at $630,000 based on the closing share price on the date of issuance) in connection with this investment.  The relationship between the Company and Serenity was terminated in 2011 under a mutual agreement without any recovery.

The Company’s investments in Ko Ho, Arden, Hongxin, Foshantong, and Serenity were accounted for using the cost method because it does not have the ability to exercise significant influence over the operating and financial policies of these companies.  The Company monitors these investments for impairment and makes appropriate reductions in carrying value when impairment is deemed to be other than temporary.  The Company does not expect capital appreciation or income from these investments and has written off these investments in prior years under advertising, marketing and consulting expenses.  The purpose of these investments is to facilitate entry into target markets in the People’s Republic of China by funding the marketing activities of these entities.  Management believes that the Company has no further obligations or contingencies in respect of these entities and that these investments do not meet the criteria for consolidation under ASC Topic 830, “Consolidation of Variable Interest Entities”.